Commitments and Contingencies - Summary of Talc Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Loss Contingency Accrual [Roll Forward]
Beginning Balance	$ 4,043	$ 462
Accruals	154	4,029
Payments	(3,181)	(448)
Transfer of liability to Parent	(1,016)	0
Ending Balance	$ 0	$ 4,043